Financial risk management - Capital risk management (Details) £ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2024 GBP (£)	Mar. 31, 2023	Mar. 31, 2024 USD ($)
Disclosure of credit risk exposure [line items]
Retained cash flow ratio	9.20%	9.30%
Gearing ratio	69.00%	71.00%
Interest cover ratio	3.9	3.8
Debt covenants, borrowings excluding cash and short term investments	£ 55
Debt covenants, borrowings excluding cash and short term investments, headroom	10
Non-US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt	35
US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt | $			$ 35
US And Non-US subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt, headroom	£ 10
National Grid Electricity Distribution
Disclosure of credit risk exposure [line items]
Net debt to RAV gearing covenants	0.85		0.85
Debt covenants, impacted companies	20.00%		20.00%
National Grid Electricity Distribution | Minimum
Disclosure of credit risk exposure [line items]
Net debt to RAV gearing covenants	0.85		0.85